Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schedule of Other Assets
	December 31,
	2019	2018

Investment in ESA	$1,138,631	$500,000
Investment in TV Azteca	3,500,000	-
	$4,638,631	$500,000